Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

11.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets that do not meet the definition of investment property under IAS 40 - Investment Property. The Company leases assets including land, buildings, plant machinery and equipment, and other assets.

	Land	Buildings	Plant, machinery and equipment	Other assets(1)	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2021	€514	€7,595	€34,313	€5,071	€1,624	€49,117
Additions	2	348	2,995	214	1,569	5,128
FCA-PSA merger	1,237	4,371	9,799	807	4,452	20,666
Divestitures	(39)	(469)	(875)	(155)	(11)	(1,549)
Change in the scope of consolidation	(114)	(2,046)	(5,109)	(628)	(431)	(8,328)
Translation differences	51	272	816	83	128	1,350
Transfer from Assets held for sale	1	18	34	—	4	57
Other changes	(1)	143	3,575	682	(3,391)	1,008
At December 31, 2021	1,651	10,232	45,548	6,074	3,944	67,449
Additions	—	322	3,133	367	1,017	4,839
Divestitures and disposals	(39)	(491)	(1,018)	(280)	(67)	(1,895)
Change in the scope of consolidation	7	(6)	(10)	60	1	52
Translation differences	43	242	862	19	188	1,354
Transfer to Assets held for sale	(104)	(168)	(158)	(7)	(18)	(455)
Other changes	(9)	129	1,334	423	(1,402)	475
At December 31, 2022	1,549	10,260	49,691	6,656	3,663	71,819
Accumulated depreciation and impairment losses at January 1, 2021	23	4,648	27,101	1,338	24	33,134
Depreciation	1	545	3,096	350	—	3,992
Divestitures	—	(210)	(822)	(138)	—	(1,170)
Impairment losses and asset write-offs	—	66	71	—	—	137
Change in the scope of consolidation	(8)	(931)	(3,266)	(433)	—	(4,638)
Translation differences	—	18	56	11	—	85
Transfer from Assets held for sale	—	—	(3)	(1)	—	(4)
Other changes	1	33	287	104	—	425
At December 31, 2021	17	4,169	26,520	1,231	24	31,961
Depreciation	3	583	3,633	434	—	4,653
Divestitures and disposals	(1)	(250)	(1,012)	(154)	—	(1,417)
Impairment losses and asset write-offs	9	37	—	—	—	46
Change in the scope of consolidation	2	(2)	15	24	—	39
Translation differences	—	26	150	(3)	3	176
Transfer to Assets held for sale	—	(84)	(112)	(4)	—	(200)
Other changes	2	11	158	185	—	356
At December 31, 2022	32	4,490	29,352	1,713	27	35,614
Carrying amount at December 31, 2021	€1,634	€6,063	€19,028	€4,843	€3,920	€35,488
Carrying amount at December 31, 2022	€1,517	€5,770	€20,339	€4,943	€3,636	€36,205
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(1) Other assets includes vehicles sold with a buy-back commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount
Property, plant and equipment of the FCA Group with an acquisition fair value of €20.7 billion were recognized on completion of the merger. Refer to Note 3, Scope of consolidation for additional information.
Included within the total of €36,205 million Property, plant and equipment amounts presented above was owned property, plant and equipment of €34,244 million and right-of-use assets of €1,961 million at December 31, 2022.
Included within the total of €35,488 million Property, plant and equipment amounts presented above was owned property, plant and equipment of €33,162 million and right-of-use assets of €2,326 million at December 31, 2021.
Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2021	€4	€1,357	€216	€107	€1,684
FCA-PSA merger	20	1,395	300	187	1,902
Depreciation	(1)	(285)	(125)	(118)	(529)
Additions	—	133	33	117	283
Divestitures	(2)	(178)	(18)	(4)	(202)
Change in the scope of consolidation	—	(745)	(73)	(79)	(897)
Translation differences	1	98	17	11	127
Other	—	(41)	(1)	—	(42)
Balance at December 31, 2021	22	1,734	349	221	2,326
Depreciation	(3)	(269)	(126)	(157)	(555)
Additions	—	124	46	208	378
Divestitures	(2)	(196)	(7)	(7)	(212)
Change in the scope of consolidation	4	(11)	(3)	—	(10)
Translation differences	1	59	11	9	80
Other	1	(40)	(5)	(2)	(46)
Balance at December 31, 2022	€23	€1,401	€265	€272	€1,961
For the year ended December 31, 2022, the Company recognized a total of €46 million of impairment losses and asset write-offs. Refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives, for further information on the impairment losses and asset write-offs recognized.
For the year ended December 31, 2021, the Company recognized a total of €137 million of impairment losses and asset write-offs.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2022, and 2021.
In 2022, translation differences of €1,178 million primarily reflected the foreign currency transaction impacts of U.S. Dollar and Brazilian Real to the Euro. In 2021, translation differences of €1,265 million primarily reflected the foreign currency transaction impacts of U.S. Dollar and of Pound Sterling to the Euro.
At December 31, 2022 and 2021, the carrying amounts of Property, plant and equipment of the Company (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, was €1,400 million and €1,388 million, respectively.
At December 31, 2022 and 2021, the Company had contractual commitments for the purchase of Property, plant and equipment amounting to €1,960 million and €1,712 million, respectively.